Taxation - Summary of Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax:
Charge in respect of current period	$ 11,752	$ 13,648	$ 13,066
Adjustments in respect of prior periods	(277)	58	(422)
Total	11,475	13,706	12,644
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(356)	(491)	(305)
Relating to changes in tax rates and legislation	593	112	242
Adjustments in respect of prior periods	(75)	74	410
Total	162	(305)	347
Total taxation charge	$ 11,637	$ 13,401	$ 12,991